787 Seventh Avenue New York, NY 10019-6099 212 728 8000 Fax: 212 728 8111

February 6, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Oracle Healthcare Acquisition Corp. Amendment No. 3

to Registration Statement on Form S-4 (File No. 333-147857)

Ladies and Gentlemen:

On behalf of Oracle Healthcare Acquisition Corp. (the “Registrant”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 3 (the “Amendment”) to the Registrant’s Registration Statement on Form S-4 (File No. 333-147857) (the “Registration Statement”) relating to its registration of 35,916,667 shares of common stock, par value $.0001 per share, of the Registrant.

The Amendment is being filed to reflect the following changes to the previously filed Amendment No. 2 to the Registration Statement: (i) the insertion of the date of the special meeting (the “Special Meeting”) of the Registrant’s stockholders to be held in connection with the merger transaction described in the Amendment; (ii) the insertion of the record date for the determination of stockholders of the Registrant who are entitled to notice of, and to vote at, the Special Meeting; (iii) a clarification that stockholders of the Registrant may vote in person or by proxy at the Special Meeting, but not via electronic or telephonic means (except as may be provided through a broker or nominee representing such stockholders); (iv) a clarification of the timing for the exercise of conversion rights by stockholders of the Registrant; (v) updates of the market prices of the Registrant’s outstanding common stock, warrants and units; (vi) the filing of executed copies of the forms of legal opinions that had been previously filed as Exhibits 5.1, 8.1 and 8.2 to Amendment No. 2 to the Registration Statement; and (vii) the filing of Exhibits 3.2.1, 99.6 and 21.1 to the Registration Statement.

The Amendment does not provide for any changes to the Registration Statement other than the changes described above. Moreover, the financial statements and related notes and information that had been previously filed with Amendment No. 2 to the Registration Statement remain unchanged.

NEW YORK        WASHINGTON, DC        PARIS        LONDON        MILAN        ROME         FRANKFURT

February 6, 2008

Should members of the Commission’s staff have any questions or comments concerning the enclosed materials, please contact the undersigned or William H. Gump at (212) 728-8000.

Very truly yours,

/s/ A. Mark Getachew
A. Mark Getachew

cc:	Joel D. Liffmann

William H. Gump

Darren K. DeStefano

Brian F. Leaf